19 Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Schedule of financial assets at fair value through profit or loss
	12.31.20	12.31.19

Current
Government bonds	2,222	-
Money market funds	-	3,798
Total current	2,222	3,798